Organization and principal activities	12 Months Ended
Dec. 31, 2019
Organization and principal activities
Organization and principal activities

1.    Organization and principal activities

Fangdd Network Group Ltd. (the “Company”) was incorporated in the Cayman Islands on September 19, 2013 as an exempted company with limited liability under the Companies Law (2011 Revision) (as consolidated and revised) of the Cayman Islands. The registered office of the Company is at the offices of Appleby Trust (Cayman) Ltd., Clifton House, 75 Fort Street, P.O. Box 1350, Grand Cayman KY1‑1108, Cayman Islands.

The Company is an investment holding company. The Company, through its consolidated subsidiaries, variables interest entity and variables interest entity’s subsidiaries (together, “the Group”) is principally engaged in the provision of real estate information services through its online platform which also offers integrated marketing services for individual customers, real estate developers and agents in the People’s Republic of China (the “PRC”).

The accompanying Consolidated Financial Statements include the financial statements of the Company, its subsidiaries, variable interest entity (“VIE”) and the VIE’s subsidiaries.

Variable interest entity

The Group conducts the business in the PRC through Shenzhen Fangdd Network Technology Co. Ltd. (“Shenzhen Fangdd”), a limited liability company established under the laws of the PRC on October 10, 2011. Shenzhen Fangdd holds the necessary PRC operating licenses for the real estate agency and online business. The equity interests of Shenzhen Fangdd  are legally held by individuals who act as nominee equity holders of Shenzhen Fangdd on behalf of Shenzhen Fangdd Information Technology Co. Ltd. (“Fangdd Information”). Shenzhen Fangdd entered into a series of contractual agreements with its legal shareholders and Fangdd Information, including the Business Operation Agreement, Powers of Attorney, Equity Interest Pledge Agreements, Exclusive Option Agreements, Operation Maintenance Service Agreement and Technology Development and Application Service Agreement (collectively, the “Shenzhen Fangdd VIE Agreements”) in March 2014 and were subsequently amended in 2017 to reflect the registration of the Equity Interest Pledge Agreements with the relevant registration authority and amended when certain nominee equity holders transferred their nominal shareholdings in Shenzhen Fangdd to other nominee equity holders.

Pursuant to the Shenzhen Fangdd VIE Agreements, the Group, through Fangdd Information, is able to exercise effective control over, bears the risks of, enjoys substantially all of the economic benefits of Shenzhen Fangdd, and has an exclusive option to purchase all or part of the equity interests in Shenzhen Fangdd when and to the extent permitted by PRC law at a nominal price. The Company’s management concluded that Shenzhen Fangdd is a consolidated VIE of the Group and Fangdd Information is the primary beneficiary of Shenzhen Fangdd. As such, the financial results of Shenzhen Fangdd and its subsidiaries are included in the Consolidated Financial Statements of the Company.

The principal terms of the agreements entered into among Shenzhen Fangdd, the nominee equity holders and Fangdd Information are further described below.

•	Business Operation Agreement

Fangdd Information, Shenzhen Fangdd and Shenzhen Fangdd’s shareholders have entered into a business operation agreement, pursuant to which Shenzhen Fangdd and its shareholders undertake not to enter into any transactions that may have material effects on the Shenzhen Fangdd’s assets, obligations, rights or business operations without Fangdd Information’s prior written consent.

Additionally, Shenzhen Fangdd’s shareholders undertake that, without the Fangdd Information’s prior written consent, they shall not (a) sell, transfer, pledge or otherwise dispose of any rights associated with their equity interests in Shenzhen Fangdd, (b) approve any merger or acquisition of Shenzhen Fangdd, (c) take any actions that may have a material adverse effect on Shenzhen Fangdd’s assets, businesses and liabilities, or sell, transfer, pledge or otherwise dispose or impose other encumbrances of any assets, businesses or income of Shenzhen Fangdd, (d) request Shenzhen Fangdd to declare dividend or make other distribution, (e) amend Shenzhen Fangdd’s articles of association, (f) increase, decrease or otherwise change Shenzhen Fangdd’s registered capital. Fangdd Information may request Shenzhen Fangdd to transfer at any time all the intellectual property rights held by Shenzhen Fangdd to Fangdd Information or any person designated by Fangdd Information. Shenzhen Fangdd and certain of its shareholders, including Yi Duan, Jiancheng Li and Xi Zeng, shall be jointly and severally responsible for the performance of their obligations under this agreement. This agreement has a term of ten years, which may be extended upon Fangdd Information’s unilateral written confirmation prior to the expiry. Shenzhen Fangdd has no right of transfer without Fangdd information’s written confirmation or right of early termination while Fangdd Information may unilaterally transfer its rights and obligations under this agreement to third parties at any time through written notification and may early terminate this agreement via a 30‑day prior written notice.

•	Powers of Attorney

Each of the shareholders of Shenzhen Fangdd has issued a power of attorney, irrevocably appointing Mr. Jiancheng Li, a director of Fangdd Information, as such shareholder’s attorney-in-fact to exercise all shareholder rights, including, but not limited to, the right to call shareholders’ meeting, the right to vote on all matters of Shenzhen Fangdd that require shareholders’ approval, and the right to dispose of all or part of the shareholder’s equity interest in Shenzhen Fangdd, on behalf of such shareholder. The foregoing authorization is conditioned upon Mr. Jiancheng Li’s continuing directorship at Fangdd Information and Fangdd Information’s written consent to such authorization. In the event that Mr. Jiancheng Li ceases to serve as a director of Fangdd Information or that Fangdd Information requests the shareholders to terminate the authorization in writing, the power of attorney will terminate immediately and the shareholder shall then appoint any person designated by Fangdd Information as his or her attorney-in-fact to exercise all shareholder rights. Other than the foregoing circumstances, the power of attorney will remain in force until the termination of the business operation agreement and during its effective term, shall not be amended or terminated without consent of Fangdd Information.

•	Equity Interest Pledge Agreements

Each of the shareholders of Shenzhen Fangdd has entered into an equity interest pledge agreement with Fangdd Information and Shenzhen Fangdd, pursuant to which, the shareholders have pledged all of his or her equity interest in Shenzhen Fangdd to Fangdd Information to guarantee the performance by Shenzhen Fangdd and its shareholders of their obligations under the main contracts, which include technology development and application service agreement, the operation maintenance service agreement, the business operation agreement and the exclusive option agreements. Each shareholder of Shenzhen Fangdd agrees that, during the term of the equity interest pledge agreement, he or she will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests without the prior written consent of Fangdd Information. The equity interest pledge agreements remain effective until Shenzhen Fangdd and its shareholders discharge all of their obligations under the main contracts. The Company has registered the equity pledge with the local branches of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law.

•	Exclusive Option Agreements

Fangdd Information, Shenzhen Fangdd and each of the Shenzhen Fangdd’s shareholders have entered into an exclusive option agreement, pursuant to which each of the Shenzhen Fangdd’s shareholders has irrevocably granted Fangdd Information an exclusive option, to the extent permitted by PRC law, to purchase, or have its designated person or persons to purchase, at its discretion all or part of the shareholder’s equity interests in Shenzhen Fangdd or all or part of Shenzhen Fangdd’s assets. The purchase price shall be a nominal price unless where PRC laws and regulations require valuation of the equity interests or the assets, or promulgates other restrictions on the purchase price, or otherwise prohibits purchasing the equity interests or the assets at a nominal price. If the PRC laws and regulations prohibit purchasing the equity interests or the assets at a nominal price, the purchase price shall be equal to the original investment of the equity interests made by such shareholders or the book value of the assets. Where PRC laws and regulations require valuation of the equity interests or the assets or promulgates other restrictions on the purchase price, the purchase price shall be the minimum price permitted under PRC laws and regulations. However, if the minimum price permitted under PRC laws and regulations exceed the original investment of the equity interests or the book value of the assets, Shenzhen Fangdd’s shareholders shall reimburse Fangdd Information the exceeded amount after deducting all taxes and fees paid under PRC laws and regulations. The shareholders of Shenzhen Fangdd undertake, among other things, that they shall not take any actions that may have material effects on Shenzhen Fangdd’s assets, businesses and liabilities, nor shall they appoint or replace any directors, supervisors and officers of Shenzhen Fangdd without Fangdd Information’s prior written consent. These agreements have terms of ten years, which may be extended upon Fangdd Information’s written confirmation prior to the expiry.

•	Operation Maintenance Service Agreement

Fangdd Information and Shenzhen Fangdd have entered into an operation maintenance service agreement, pursuant to which Fangdd Information has the exclusive right to provide Shenzhen Fangdd with operation maintenance services and marketing services. Without Fangdd Information’s written consent, Shenzhen Fangdd shall not engage any third party to provide the services covered by this agreement. Shenzhen Fangdd agrees to pay service fees on an annual basis and at an amount determined by Fangdd Information after taking into account factors such as the labor cost, facility cost and marketing expenses incurred by Fangdd Information in providing the services. Unless otherwise agreed by both parties, this agreement will remain effective until Fangdd Information ceases business operations.

•	Technology Development and Application Service Agreement

Fangdd Information and Shenzhen Fangdd have entered into a technology development and application service agreement, pursuant to which, Fangdd Information has the exclusive right to provide Shenzhen Fangdd with technology development and application services. Without Fangdd Information’s written consent, Shenzhen Fangdd shall not accept any technology development and application services covered by this agreement from any third party. Shenzhen Fangdd agrees to pay service fees on an annual basis and at an amount determined by Fangdd Information after taking into account multiple factors, such as the labor and time consumed for provision of the service, the type and complexity of the services provided, the difficulties in providing the service, the commercial value of services provided and the market price of comparable services. Unless otherwise agreed by the parties, this agreement will remain effective until Fangdd Information ceases business operations.

Risks in relation to Shenzhen Fangdd structure

In the opinion of the Company’s management, the contractual arrangements have resulted in Fangdd Information having the power to direct activities that most significantly impact Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries, including appointing key management, setting up operating policies, exerting financial controls and transferring profit or assets out of Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries at its discretion. Fangdd Information considers that it has the right to receive all the benefits and assets of Shenzhen Fangdd and Shenzhen Fangdd’ subsidiaries. As Shenzhen Fangdd and Shenzhen Fangdd’s subsidiaries were established as limited liability companies under the PRC law, their creditors do not have recourse to the general credit of Fangdd Information for the liabilities of Shenzhen Fangdd and VIE’s subsidiaries, and Fangdd Information does not have the obligation to assume the liabilities of Shenzhen Fangdd and VIE’ subsidiaries.

The Group has determined that Shenzhen Fangdd VIE Agreements are in compliance with PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce Shenzhen Fangdd VIE Agreements.

If the PRC government finds that these contractual arrangements do not comply with its restrictions on foreign investment in the internet business, or if the PRC government otherwise finds that the Group, the VIE, or any of its subsidiaries is in violation of PRC laws or regulations or lack the necessary permits or licenses to operate the business, the relevant PRC regulatory authorities, including but not limited to the Ministry of Industry and Information Technology of the People’s Republic China (“MIIT”), which regulates internet information service companies, would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses;
•	discontinuing or restricting the operations;
•	imposing fines or confiscating any of the income that they deem to have been obtained through illegal operations;
•	imposing conditions or requirements with which the Group or the PRC subsidiaries and affiliates may not be able to comply;
•	requiring the Company or the PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;
•	placing restrictions on the right to collect revenues;
•	restricting or prohibiting the use of the proceeds from this offering to finance the business and operations of the VIE; and
•	taking other regulatory or enforcement actions that could be harmful to the business.

The imposition of any of these penalties could have a material and adverse effect on the business, financial condition and results of operations. If any of these penalties results in the inability to direct the activities of the VIE that most significantly impact its economic performance, and/or failure to receive the economic benefits from the VIE, the Group may not be able to consolidate the financial results of the VIE and its subsidiaries in Consolidated Financial Statements in accordance with U.S. generally accepted accounting principles.

There is no VIE in which the Group has a variable interest but is not the primary beneficiary. Currently there is no contractual arrangement that could require the Group to provide additional financial support to Shenzhen Fangdd.

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2018 and 2019, and consolidated operating results and cash flows information for the years ended December 31, 2017, 2018 and 2019, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	415,456	645,332
Restricted cash	4,727	957
Short-term investments	21,600	11,500
Accounts receivable, net	1,352,596	2,189,980
Amount due from related parties*	1,794	3,095
Prepayments and other current assets	210,764	194,423
Total current assets	2,006,937	3,045,287
Property, equipment and software, net	15,450	8,298
Equity method investments	341,825	574,930
Long-term equity investment	56,000	40,000
Deferred tax assets	8,467	7,289
Other non-current assets	23,915	7,255
Total non-current assets	445,657	637,772
Total assets	2,452,594	3,683,059
Short-term bank borrowings	395,000	490,000
Accounts payable	1,107,836	1,897,219
Customers’ refundable fees	41,697	44,916
Amounts due to related parties*	285,621	278,487
Accrued expenses and other payables	392,251	283,749
Income tax payables	297	7
Total current liabilities	2,222,702	2,994,378
Non-current liabilities
Income tax payables	11,916	11,061
Long-term loan from a related party**	300,000	534,000
Total non-current liabilities	311,916	545,061
Total liabilities	2,534,618	3,539,439
*    Amounts due from and to related parties represent the amounts due from and to Shanghai Fangdd Information Technology Co., Ltd., Shanghai Fangdd Software Technology Co., Ltd. and its subsidiaries, which are eliminated upon consolidation.

**   Long-term loan from a related party represents entrusted loan with a 3‑year term at annual interest rate of 0.5%, which was borrowed by Shenzhen Fangdd during the year of 2018 and 2019 from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenue	1,798,521	2,282,216	3,599,436
Net income (loss)	6,237	107,511	(520,230)
Net cash (used in) provided by operating activities	(663,005)	116,937	103,298
Net cash provided by (used in) investing activities	214,872	(303,375)	(206,192)
Net cash provided by financing activities	663,100	31,900	329,000
Net increase (decrease) in cash, cash equivalents and restricted cash	214,967	(154,538)	226,106
Cash, cash equivalents and restricted cash at the beginning of the year	359,754	574,721	420,183
Cash, cash equivalents and restricted cash at the end of the year	574,721	420,183	646,289